4. Summary of significant accounting practices (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting practices [absract]
Schedule of exchange rate changes in reais

The exchange rate changes in reais in effect on the base date of these financial statements are as follows:

	Final Rate		Average rate
	2019	2018	2019	2018
US Dollar	4.0307	3.8748	4.1102	3.8841
Argentinian Peso	0.0673	0.1028	0.0686	0.1026

Schedule of flight lease agreements and non-flight lease agreements

The Company assessed the impacts arising from the adoption of this standard, considering the above-mentioned assumptions, which led to initially recording 120 aircraft lease agreements and 14 non-aircraft lease agreements as right-of-use. The effects of the initial adoption of this standard are shown in the table below:

	Assets	Liabilities	Shareholders’ Equity (c)
Operating Leases (a)	-	(219,728)	219,728
Right of Use - Aircraft Agreements	2,892,836	5,540,621	(2,647,785)
Right of Use - Non-aircraft Agreements	41,420	49,975	(8,555)
Deferred Tax - Smiles (b)	-	-	278
Total	2,934,256	5,370,868	(2,436,334)

(a) Refers to operating lease installments renegotiated during 2016.

(b) Deferred income tax effects arising from the initial adoption of IFRS 16 recorded in the Smiles subsidiary.

(c) Diference between assets and liabilities due to the adoption of the Standard through the simplified retrospective method and USD>BRL translation rate for aircraft and engine agreements (asset by historical exchange rate change and liability by the exchange rate change on the adoption date).

Schedule of reclassifications presented for comparison

As a consequence of the adoption of IFRS 16, the Company made some reclassifications in the statement of financial position as of December 31, 2018, presented for comparison purposes, as shown below:

	December 31, 2018
	As Previously disclosed	Reclassification	As reclassified

Current
Short and long-term indebtedness	1,223,324	(120,118)	1,103,206
Leases to pay	-	255,917	255,917
Operating leases	135,799	(135,799)	-

Non-current
Short and long-term indebtedness	5,861,143	(520,542)	5,340,601
Leases to pay	-	656,228	656,228
Operating leases	135,686	(135,686)	-